SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 5 - SUBSEQUENT EVENTS

On April 29, 2022, we entered into a Forbearance Agreement with Axiom Bank regarding the one unpaid PPP loan totaling $203,458, comprised of the in the unpaid principal amount of $198,750, unpaid interest of $2,208 and $2,500 in attorneys’ fees and costs. Under the terms of the Forbearance Agreement, we paid $67,819 on April 30, 2022 $67,819 on May 31, 2022 and $67,819 on June 30, 2022.

NOTE 8 - SUBSEQUENT EVENTS There were no subsequent events for the Company between January 1, 2022 and the date of the audit report issuance on March 31, 2022.